Business Dispositions (Sale of Retirement Plans and Individual Life) (Details) (USD $)	12 Months Ended							0 Months Ended		0 Months Ended		3 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Individual Life [Member]	Jan. 02, 2013 Individual Life [Member]	Jul. 30, 2012 Hartford Life Private Placement LLC [Member] Philadelphia Financial [Member]	Jan. 01, 2013 Subsequent Event [Member] Retirement Plans [Member]	Jan. 01, 2013 Subsequent Event [Member] Retirement Plans [Member] Mass Mutual [Member]	Jan. 02, 2013 Subsequent Event [Member] Individual Life [Member]	Jan. 02, 2013 Subsequent Event [Member] Individual Life [Member] Prudential [Member]	Jun. 30, 2013 Hartford Life International Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses												$ 285,000,000
Ceding commission								355,000,000		615,000,000
Net realized gain (loss) on disposal, net of tax							61,000,000
Policyholder liabilities								9,200,000,000		8,700,000,000
Separate accounts liabilities	65,148,000,000	[1]						26,300,000,000		5,300,000,000
Invested assets transferreed at carrying value									9,300,000,000		8,000,000,000
Assets supporting modified coinsurance agreement											1,400,000,000
Deferred acquisition costs, deferred income taxes, goodwill, property and equipment and other assets associated with the disposition						1,800,000,000		200,000,000
Other liabilities associated with the disposition										1,500,000,000
Reinsurance loss on disposition, including goodwill impairment	(533,000,000)		0	0	533,000,000
Goodwill impairment loss	0		30,000,000	0	342,000,000
Loss contingency in period					$ 191,000,000

[1]	AV includes the contract holder’s investment in the separate account and the general account.